Long-Term Debt and Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt and Notes Payable
Schedule of components of long-term debt and notes payable

	December 31, 2012	June 30, 2013
	(in thousands)
7 5/8% senior subordinated notes	$70,000	$—
6.375% senior notes	—	600,000
Senior secured credit facilities:
Revolving loan	130,000	105,000
Term loans(1)	1,096,641	811,060
Other	6,302	14,898

Total debt	1,302,943	1,530,958
Less: current maturities	11,646	13,230

Total long-term debt	$1,291,297	$1,517,728

(1)
Presented net of unamortized discounts of $14.2 million and $7.2 million at December 31, 2012 and June 30, 2013, respectively.

	December 31,
	2011	2012
	(In thousands)
7 5/8% senior subordinated notes	$345,000	$70,000
Senior secured credit facilities:
Revolving loan	40,000	130,000
Term loans(1)	837,974	1,096,641
Other	6,524	6,302

Total debt	1,229,498	1,302,943
Less: current maturities	10,848	11,646

Total long-term debt	$1,218,650	$1,291,297

(1)
Presented net of unamortized discount of $7.8 million and $14.2 million at December 31, 2011 and 2012, respectively.

Schedule of maturities of the Company's long-term debt

Maturities of the Company's long-term debt for the period from July 1, 2013 through December 31, 2013 and the years after 2013 are approximately as follows and are presented net of the discounts on the senior secured credit facility term loans (in thousands):

July 1, 2013 - December 31, 2013	$8,252
2014	9,742
2015	10,536
2016	296,134
2017	4,075
2018 and beyond	1,202,219
Maturities of the Company's long-term debt for the years after 2012 are approximately as follows (in thousands):

2013	$11,646
2014	9,530
2015	79,440
2016	138,684
2017	8,701
2018 and beyond	1,054,942